Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013
Income Taxes
Accumulation of prior years' earnings representing tax bad debt deductions of the Bank		$ 2,900,000
Accrued interest	30,969
Reconciliation of the beginning and ending amount of the unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	340,351
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	$ (340,351)